ACQUISITIONS - Bison Midstream (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 04, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2013
Business Acquisition [Line Items]
Purchase price assigned to Bison Gas Gathering system				$ 206,694
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		$ 265,062	$ 319,261	45,478
SMP Holdings' equity in Bison Midstream
Business Acquisition [Line Items]
Purchase price assigned to Bison Gas Gathering system				$ 206,694
Gas Gathering Contract | Minimum
Business Acquisition [Line Items]
Useful lives		10 years
Gas Gathering Contract | Maximum
Business Acquisition [Line Items]
Useful lives		25 years
Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 248,914
Cost of acquired entity, cash paid	200,000
Purchase price assigned to Bison Gas Gathering system			303,168
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price					$ 303,168
Current assets					5,705
Property, plant, and equipment					85,477
Intangible assets					164,502
Other noncurrent assets					2,187
Total assets acquired					257,871
Current liabilities					6,112
Other noncurrent liabilities					2,790
Total liabilities assumed					8,902
Net identifiable assets acquired					248,969
Goodwill					$ 54,199
Bison Midstream | Limited partners, Common
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable	47,900
Bison Midstream | General Partner Units
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable	1,000
Bison Midstream | SMP Holdings' equity in Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	200,000
Purchase price assigned to Bison Gas Gathering system	$ 303,200		$ 303,168
Bison Midstream | Gas Gathering Contract | Minimum
Business Acquisition [Line Items]
Useful lives		5 years
Bison Midstream | Gas Gathering Contract | Maximum
Business Acquisition [Line Items]
Useful lives		15 years
Bison Midstream | Gas Gathering Contract | Weighted Average
Business Acquisition [Line Items]
Useful lives		12 years